PROSHARES TRUST

ProShares Bitcoin Strategy ETF (BITO)

(the "Fund")

Supplement dated March 15, 2022

to the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 18, 2021, each as supplemented or amended

James Linneman no longer serves as portfolio manager of the Fund and has been replaced by George Banian. The following changes to the Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in the Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since October 2021 and March 2022, respectively

The paragraph containing James Linneman's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst from December 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.

Statement of Additional Information

Information about James Linneman in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively:

	Dollar Range of Equity		Aggregate Dollar Range of Equity
	Securities in the Funds		Securities in All Registered
	Managed by the Portfolio		Investment Companies in the
Name of Portfolio Manager		Manager	ProShares Family
George Banian		None	None

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
	Companies	Vehicles Managed/Total	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Assets	Assets
George Banian	0/$0	0/$0	0/$0

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.

PROSHARES TRUST

ProShares Short 7-10 Year Treasury (TBX)

ProShares Short 20+ Year Treasury (TBF)

ProShares Ultra 7-10 Year Treasury (UST)

ProShares Ultra 20+ Year Treasury (UBT)

ProShares UltraPro Short 20+ Year Treasury (TTT)

ProShares UltraShort 7-10 Year Treasury (PST)

ProShares UltraShort 20+ Year Treasury (TBT)

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 15, 2022

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated

October 1, 2021, each as supplemented or amended

Benjamin McAbee no longer serves as portfolio manager of the Funds and has been replaced by James Linneman. The following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in each Fund's summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.

The paragraph containing Benjamin McAbee's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

James Linneman, ProShare Advisors: Portfolio Manager since April 2019, Associate Portfolio Manager from August 2016 to April 2019 and Portfolio Analyst from February 2014 to August 2016. ProFund Advisors: Portfolio Manager since July 2021. Mr. Linneman is a registered associated person and an NFA associate member since 2015.

Statement of Additional Information

Information about Benjamin McAbee in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety.

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.

PROSHARES TRUST

ProShares High Yield - Interest Rate Hedged (HYHG)

ProShares Inflation Expectations ETF (RINF)

ProShares Investment Grade - Interest Rate Hedged (IGHG)

ProShares S&P 500® Bond ETF (SPXB)

ProShares K-1 Free Crude Oil Strategy ETF (OILK)

ProShares Managed Futures Strategy ETF (FUT)

(each a "Fund" and, collectively, the "Funds")

Supplement dated March 15, 2022

to the Funds' Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2021, each as supplemented or amended

Benjamin McAbee no longer serves as portfolio manager of ProShares High Yield - Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade - Interest Rate Hedged and ProShares S&P 500® Bond ETF and has been replaced by James Linneman.

James Linneman no longer serves as portfolio manager of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and has been replaced by George Banian.

As a result of the above portfolio manager changes, the following changes to each Fund's summary prospectus, statutory prospectus and statement of additional information are effective immediately:

Summary Prospectus and Statutory Prospectus

The "Management" section in the ProShares High Yield - Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade - Interest Rate Hedged and ProShares S&P 500® Bond ETF summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and James Linneman, Portfolio Manager, have jointly and primarily managed the Fund since April 2019 and March 2022, respectively.

The "Management" section in the ProShares K-1 Free Crude Oil Strategy ETF and

ProShares Managed Futures Strategy ETF summary section is deleted in its entirety and replaced with the following:

The Fund is advised by ProShare Advisors. Alexander Ilyasov, Senior Portfolio Manager, and George Banian, Portfolio Manager, have jointly and primarily managed the Fund since August 2020 and March 2022, respectively.

The paragraph containing Benjamin McAbee's biography in the "Portfolio Management" section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

George Banian, ProShare Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from August 2016 to February 2022, Senior Portfolio Analyst from December 2010 to August 2016, Portfolio Analyst from December 2007 to December 2010. ProFund Advisors: Portfolio Manager since February 2022, Associate Portfolio Manager from July 2021 to February 2022.

Statement of Additional Information

Information about Benjamin McAbee in the "Portfolio Manager Ownership" and "Other Accounts Managed by Portfolio Managers" tables in the "PORTFOLIO MANAGEMENT" section of the SAI is deleted in its entirety and replaced with the following, respectively.

		Dollar Range of	Aggregate Dollar Range
		Equity Securities in	of Equity Securities in
		the Funds Managed	All Registered
		by the Portfolio	Investment Companies
Name of Portfolio Manager		Manager	in the ProShares Family
George Banian		None	None

	Number of All	Number of All Other
	Registered Investment	Pooled Investment	Number of All Other
	Companies	Vehicles Managed/Total	Accounts Managed/Total
Name of Portfolio Manager	Managed/Total Assets	Assets	Assets
George Banian	0/$0	0/$0	0/$0

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.